Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance under the Company's Second Amended and Restated 2012 Stock Incentive Plan
Amount Registered | shares	15,500,000
Proposed Maximum Offering Price per Unit	36.07
Maximum Aggregate Offering Price	$ 559,085,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 77,209.64
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Second Amended and Restated 2012 Stock Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction pursuant to the anti-dilution provisions of the Plan. (2) Represents 15,500,000 shares of Common Stock reserved for future issuance under the Plan. (3) Estimated in accordance with Rule 457(c) and (h) of the Securities Act. Such computation is based on the average of the high and low prices as reported on the NYSE on May 11, 2026.